Fair Value Measurements (Tables)	12 Months Ended
Jan. 31, 2025
Fair Value Measurements
Schedule of financial instruments measured at fair value on recurring basis

The following table shows the Company’s financial instruments measured at fair value on a recurring basis as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Equity derivative contracts	—	26,372	—	26,372

Liabilities:
Contingent consideration	—	—	8,674	8,674

The following table shows the Company’s financial instruments measured at fair value on a recurring basis as of January 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Equity derivative contracts	—	16,206	—	16,206

Liabilities:
Contingent consideration	—	—	35,146	35,146

Schedule of changes in fair value measurements

Level 3
Balance at January 31, 2023	30,949
Increase from acquisitions	19,550
Cash payments	(31,688)
Charges through profit or loss	16,334
Effect of movements in foreign exchange and other	1
Balance at January 31, 2024	35,146
Increase from acquisitions	7,043
Cash payments	(34,210)
Charges through profit or loss	707
Effect of movements in foreign exchange and other	(12)
Balance at January 31, 2025	8,674